Acquisitions and Divestitures - Supplemental Pro Forma Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Revenues	$ 764,084	$ 561,359	$ 431,061
Net income (loss)	$ (931,903)	$ 218,870	$ 40,940
Basic and diluted earnings per share	$ (4.94)